Pensions (Details) - Schedule of principal actuarial assumptions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Principal Actuarial Assumptions [Abstract]
Discount rate	1.48%	0.82%
Future salary increases	5.00%	3.50%